Risk management (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Recognized In Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (975)	$ (1,271)	$ (2,107)	$ (2,513)
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(985)	(1,440)	(2,038)	(2,735)
Commodity Derivatives [Member] | Fair value hedges [member] | Other Commodity Derivative Transactions [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(10)	(169)	69	(222)
Commodity Derivatives [Member] | Fair value hedges [member] | Recognized In Other Income And Expenses [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(10)	(169)	69	(222)
Currency Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	63	(148)	78	(9)
Currency Derivatives [Member] | Fair value hedges [member] | Swap Pounds Sterling [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		(126)		(156)
Currency Derivatives [Member] | Fair value hedges [member] | Swap C D I X Dollar [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	62	(22)	78	147
Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	40	(15)	47	(16)
Interest Rate Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	1
Interest Rate Derivatives [Member] | Fair value hedges [member] | Swap C D I [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	40	(15)	47	(16)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	4,482	(5,415)	7,104	7,561
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (1,078)	$ (1,108)	$ (2,232)	$ (2,488)